Financial income, financial expenses and exchange gains/(losses) - Summary of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Securities	€ 8,154	€ 17,845	€ 10,812
Hedging operations	241	661	358
Interest on financial other assets	1,226	1,881	2,462
Interest on financial receivables/loans	501	583	1,391
Derivative financial instruments	1,022	2,760	0
Other financial income	1,706	1,484	1,586
Total financial income	13,320	45,889	34,352
Financial expenses
Options - Changes in fair value	(11,426)	(13,391)	(15,729)
Hedging operations	(11,701)	(7,044)	(6,716)
Interest and financial charges for lease liabilities	(9,882)	(8,982)	(10,615)
Warrants - Changes in fair value	(1,171)	(4,137)	0
Securities	(13,426)	(3,902)	(8,272)
Interest on bank loans and overdrafts	(4,785)	(2,845)	(3,765)
Interest expenses on interest rate swaps	(1,356)	(2,076)	(2,002)
Derivative financial instruments	0	0	(380)
Other financial expenses	(599)	(1,446)	(593)
Total financial expenses	(54,346)	(43,823)	(48,072)
Foreign exchange (losses)/gains	(7,869)	(7,791)	13,455
Options
Financial income
Changes in fair value	€ 470	€ 20,675	€ 17,743